Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of net financial debt (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Financial liabilities	€ 32,475	€ 33,525	€ 34,064
Net financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	28,700	29,400	30,200
Financial liabilities	€ 23,800	€ 24,400	€ 26,600